PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 89.4% of Net Assets
Non-Convertible Bonds – 85.2%
	ABS Car Loan – 0.6%
$ 297,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	$274,538
325,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	320,204
260,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	262,165
290,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	274,396
150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	148,437

		1,279,740

	ABS Home Equity – 0.2%
89,762	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD LIBOR + 0.660%, 5.817%, 9/19/2045(a)	51,382
472,496	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(b)	464,842

		516,224

	Aerospace & Defense – 1.4%
310,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	292,982
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,326,006
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	64,777
95,000	TransDigm, Inc., 5.500%, 11/15/2027	89,604
470,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	467,703
625,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	627,369

		2,868,441

	Airlines – 1.2%
295,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	293,912
2,350,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	2,281,800

		2,575,712

	Automotive – 3.5%
45,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	42,405
55,000	Ford Motor Co., 3.250%, 2/12/2032	43,268
1,645,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	1,537,730

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$ 800,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	$743,900
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	187,999
795,000	Ford Motor Credit Co. LLC, 6.950%, 6/10/2026	798,919
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	378,561
810,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	659,137
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	414,492
545,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	478,425
125,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	125,194
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	170,643
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	203,046
445,000	Nissan Motor Acceptance Co. LLC, 1.850%, 9/16/2026, 144A	377,520
600,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027, 144A	545,703
140,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	114,800
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	57,266
155,000	ZF North America Capital, Inc., 6.875%, 4/14/2028, 144A	157,229
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030, 144A	157,840

		7,194,077

	Banking – 2.7%
665,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	664,735
270,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	213,654
1,235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,042,819
1,150,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033, 144A	1,145,780
255,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	305,653
250,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	229,242
785,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	780,042

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	$511,715
960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	814,703

		5,708,343

	Brokerage – 0.2%
180,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	120,392
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	82,717
290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	237,746

		440,855

	Building Materials – 2.5%
300,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030, 144A	296,781
265,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	230,589
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	294,530
210,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028, 144A	198,449
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,641,714
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(c)	284,782
265,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	209,350
575,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	480,125
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	326,764
255,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	210,375
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	236,192
240,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026, 144A	226,753
225,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	194,872
100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	94,477
355,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	241,400

		5,167,153

	Cable Satellite – 7.8%
665,000	Altice Financing SA, 5.000%, 1/15/2028, 144A	531,444

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	$78,613
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	238,316
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	604,614
2,155,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	1,842,705
2,220,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	2,022,620
655,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	609,965
95,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	92,628
400,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	270,756
200,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	139,443
6,090,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	2,709,667
585,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	272,439
400,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	188,868
280,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	226,250
1,250,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,132,044
2,140,000	DISH DBS Corp., 5.125%, 6/01/2029	993,701
705,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	565,532
555,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	412,800
175,000	DISH DBS Corp., 7.375%, 7/01/2028	93,625
1,355,000	DISH DBS Corp., 7.750%, 7/01/2026	830,568
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	280,111
360,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031, 144A	278,385
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	169,711
690,000	UPC Broadband Finco BV, 4.875%, 7/15/2031, 144A	567,932
260,000	Viasat, Inc., 6.500%, 7/15/2028, 144A	220,350
755,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	682,938

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 305,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	$279,935

		16,335,960

	Chemicals – 1.1%
80,000	Ashland, Inc., 3.375%, 9/01/2031, 144A	63,899
560,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	404,281
360,000	Chemours Co., 4.625%, 11/15/2029, 144A	304,242
150,000	Consolidated Energy Finance SA, 5.625%, 10/15/2028, 144A	127,530
805,000	Hercules LLC, 6.500%, 6/30/2029	745,744
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	182,510
205,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	162,062
305,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028, 144A	297,466
40,000	WR Grace Holdings LLC, 5.625%, 8/15/2029, 144A	32,772

		2,320,506

	Consumer Cyclical Services – 2.7%
1,120,000	ADT Security Corp., 4.125%, 8/01/2029, 144A	967,400
260,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	212,292
230,000	Arches Buyer, Inc., 4.250%, 6/01/2028, 144A	200,144
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	94,803
70,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	57,536
210,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	194,757
55,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027, 144A	48,509
90,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030, 144A	63,962
545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	407,776
760,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	699,503
715,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	711,468
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,104,681

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 940,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	$957,965

		5,720,796

	Consumer Products – 1.0%
240,000	Coty, Inc., 5.000%, 4/15/2026, 144A	229,997
255,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	235,110
815,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	702,285
410,000	Mattel, Inc., 3.750%, 4/01/2029, 144A	360,731
510,000	Newell Brands, Inc., 4.700%, 4/01/2026	479,069
140,000	Prestige Brands, Inc., 3.750%, 4/01/2031, 144A	115,905

		2,123,097

	Diversified Manufacturing – 0.5%
215,000	Chart Industries, Inc., 7.500%, 1/01/2030, 144A	219,355
285,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	230,824
640,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	530,944

		981,123

	Electric – 1.7%
1,235,000	Calpine Corp., 4.500%, 2/15/2028, 144A	1,118,084
130,000	Calpine Corp., 5.250%, 6/01/2026, 144A	125,541
350,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	290,448
340,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	261,965
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	93,894
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	127,933
320,000	PG&E Corp., 5.000%, 7/01/2028	293,634
70,000	PG&E Corp., 5.250%, 7/01/2030	62,740
150,000	Talen Energy Supply LLC, 8.625%, 6/01/2030, 144A	155,250
750,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	724,355
250,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	243,660

		3,497,504

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Environmental – 0.7%
$ 20,000	Clean Harbors, Inc., 5.125%, 7/15/2029, 144A	$18,922
170,000	Clean Harbors, Inc., 6.375%, 2/01/2031, 144A	171,064
965,000	Covanta Holding Corp., 4.875%, 12/01/2029, 144A	834,725
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	473,847

		1,498,558

	Finance Companies – 3.8%
155,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	108,175
295,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	207,975
331,600	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(d)	303,530
345,000	Home Point Capital, Inc., 5.000%, 2/01/2026, 144A	309,322
1,015,000	Navient Corp., 4.875%, 3/15/2028	869,185
845,000	Navient Corp., 5.000%, 3/15/2027	755,956
335,000	OneMain Finance Corp., 3.500%, 1/15/2027	287,410
645,000	OneMain Finance Corp., 4.000%, 9/15/2030	496,650
80,000	OneMain Finance Corp., 5.375%, 11/15/2029	68,012
990,000	OneMain Finance Corp., 7.125%, 3/15/2026	972,667
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	360,800
370,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	327,450
360,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	302,568
1,465,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,187,906
1,645,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,286,785

		7,844,391

	Financial Other – 2.0%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	94,876
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	16,940
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	14,342
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	26,310

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$ 353,395	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	$46,556
44,015	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%-13.124%, 1/31/2031, 144A(f)	1,320
405,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(e)	19,438
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	12,136
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	12,118
432,044	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(g)	36,957
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	11,729
20,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	19,109
1,840,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,586,816
475,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	441,562
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	27,224
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	26,036
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	24,755
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	41,517
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	20,743
245,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	198,744
565,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	464,116
685,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	637,245
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	20,170
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	15,148
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	14,524
605,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(e)	88,461
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(e)	32,560
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	13,595
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	41,780
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	33,347

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$ 200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	$8,337
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	28,700
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	4,200

		4,081,411

	Food & Beverage – 1.2%
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	75,403
335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	309,379
275,000	HLF Financing Sarl LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	196,012
670,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032, 144A	598,495
325,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	289,351
340,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	327,601
555,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	486,379
15,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	14,642
260,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	208,316

		2,505,578

	Gaming – 3.3%
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	312,674
630,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	520,586
30,000	Penn Entertainment, Inc., 4.125%, 7/01/2029, 144A	24,621
205,000	Sands China Ltd., 3.350%, 3/08/2029	170,804
1,270,000	Sands China Ltd., 4.875%, 6/18/2030	1,130,391
525,000	Sands China Ltd., 5.900%, 8/08/2028	500,422
865,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	860,382
775,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	775,969
560,000	VICI Properties LP, 4.375%, 5/15/2025	541,214
170,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	159,032

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$ 195,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	$184,220
165,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	159,431
145,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	144,106
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	243,617
465,000	Wynn Macau Ltd., 5.500%, 1/15/2026, 144A	431,869
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	362,088
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	376,401

		6,897,827

	Government Owned - No Guarantee – 0.2%
365,000	Petroleos Mexicanos, 5.950%, 1/28/2031	266,651
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	198,739

		465,390

	Government Sponsored – 0.2%
330,000	Petrobras Global Finance BV, 6.500%, 7/03/2033	322,905

	Health Care REITs – 0.1%
400,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	275,607

	Health Insurance – 0.5%
675,000	Centene Corp., 2.450%, 7/15/2028	576,960
550,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	461,092

		1,038,052

	Healthcare – 1.8%
620,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	502,200
255,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	219,869
940,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	740,464
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	487,715
340,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	365,415
145,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	126,861

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$ 210,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	$197,514
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	398,690
435,000	Medline Borrower LP, 3.875%, 4/01/2029, 144A	378,042
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	136,475
190,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	162,688

		3,715,933

	Home Construction – 0.1%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	200,046
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)(i)	—
25,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	22,059

		222,105

	Independent Energy – 6.8%
390,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	361,041
10,000	Apache Corp., 4.375%, 10/15/2028	9,133
135,000	Apache Corp., 4.750%, 4/15/2043	99,225
645,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	624,147
160,000	Baytex Energy Corp., 8.500%, 4/30/2030, 144A	156,251
625,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	632,922
125,000	Callon Petroleum Co., 7.500%, 6/15/2030, 144A	117,984
315,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	311,506
840,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	818,969
275,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	272,865
135,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	133,836
695,000	Civitas Resources, Inc., 8.375%, 7/01/2028, 144A	702,853
255,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	233,311
1,025,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	787,512
355,000	Continental Resources, Inc., 4.900%, 6/01/2044	275,867

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 605,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	$575,148
320,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	300,323
100,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	92,776
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	180,500
510,000	EQT Corp., 3.900%, 10/01/2027	471,505
40,000	EQT Corp., 5.700%, 4/01/2028	39,479
200,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	200,940
505,000	Matador Resources Co., 5.875%, 9/15/2026	489,368
330,000	Matador Resources Co., 6.875%, 4/15/2028, 144A	326,632
115,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	108,148
300,000	Murphy Oil Corp., 5.875%, 12/01/2042	249,305
690,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	676,200
300,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031, 144A	294,750
565,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	573,701
905,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	931,743
470,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	488,377
110,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	120,102
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	55,740
340,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	390,789
220,000	Permian Resources Operating LLC, 5.875%, 7/01/2029, 144A	207,242
260,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	256,100
180,000	Range Resources Corp., 8.250%, 1/15/2029	187,416
240,000	SM Energy Co., 5.625%, 6/01/2025	234,525
35,000	SM Energy Co., 6.625%, 1/15/2027	33,994
230,000	SM Energy Co., 6.750%, 9/15/2026	224,183
195,000	Southwestern Energy Co., 5.375%, 2/01/2029	183,624

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 490,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	$428,938
265,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	272,950

		14,131,920

	Industrial Other – 0.2%
315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	298,279
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	141,275

		439,554

	Leisure – 3.7%
1,405,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,293,429
25,000	Carnival Corp., 6.000%, 5/01/2029, 144A	22,321
40,000	Carnival Corp., 9.875%, 8/01/2027, 144A	41,665
265,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	233,098
1,735,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,623,203
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	18,711
165,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	148,503
425,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	369,367
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	716,001
1,495,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,394,147
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	237,195
335,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	309,089
355,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	326,288
150,000	Viking Cruises Ltd., 7.000%, 2/15/2029, 144A	139,500
550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	503,250
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	270,663

		7,646,430

	Lodging – 1.9%
145,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	120,892

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$ 380,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	$318,796
725,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	643,401
1,340,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	1,156,507
520,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	468,000
910,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	774,252
295,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	249,644
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	4,853
120,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	119,088

		3,855,433

	Media Entertainment – 1.2%
555,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A(e)	18,731
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A(e)	7,802
1,455,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,096,905
475,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	363,232
400,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	335,702
110,000	Netflix, Inc., 5.875%, 2/15/2025	110,440
115,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	107,190
150,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	133,125
340,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	292,645
145,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	128,597

		2,594,369

	Metals & Mining – 2.7%
270,000	ATI, Inc., 4.875%, 10/01/2029	243,051
325,000	ATI, Inc., 5.875%, 12/01/2027	314,524
350,000	Commercial Metals Co., 4.125%, 1/15/2030	311,465
2,405,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,367,490

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 410,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	$399,955
390,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	316,884
320,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028, 144A	317,504
475,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	475,064
785,000	Novelis Corp., 4.750%, 1/30/2030, 144A	697,635
76,000	U.S. Steel Corp., 6.875%, 3/01/2029	75,173
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	66,933

		5,585,678

	Midstream – 5.3%
225,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	209,066
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	289,042
545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	550,931
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	133,200
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	96,200
360,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	316,976
260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	231,897
275,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	256,781
50,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	42,319
360,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	359,600
70,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	55,843
255,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	209,611
360,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	301,401
105,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	91,818
155,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	144,155
100,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	94,622
167,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	165,156

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	$463,547
95,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	85,914
575,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	580,503
135,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	136,613
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	255,776
30,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	28,534
700,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	610,750
335,000	Hess Midstream Operations LP, 5.125%, 6/15/2028, 144A	313,523
495,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	486,956
215,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.000%, 2/01/2028, 144A	198,329
245,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	242,017
475,000	Kinetik Holdings LP, 5.875%, 6/15/2030, 144A	451,483
330,000	NuStar Logistics LP, 5.750%, 10/01/2025	321,734
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	221,845
220,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	195,182
560,000	Targa Resources Corp., 6.125%, 3/15/2033	572,202
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	64,690
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2028	47,717
365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	351,265
1,035,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	847,547
215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031, 144A	184,893
80,000	Western Midstream Operating LP, 4.500%, 3/01/2028	75,439
275,000	Western Midstream Operating LP, 4.750%, 8/15/2028	261,004
270,000	Western Midstream Operating LP, 5.300%, 3/01/2048	225,376
190,000	Western Midstream Operating LP, 5.500%, 2/01/2050	155,623

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 20,000	Western Midstream Operating LP, 6.150%, 4/01/2033	$20,158

		10,947,238

	Non-Agency Commercial Mortgage-Backed Securities – 1.8%
95,154	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD LIBOR + 3.500%, 8.693%, 11/15/2031, 144A(a)	77,974
333,039	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD LIBOR + 4.500%, 9.693%, 11/15/2031, 144A(a)	239,426
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.105%, 5/10/2047, 144A(b)	392,356
405,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	332,477
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	429,506
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.297%, 8/10/2044, 144A(b)	76,522
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.297%, 8/10/2044, 144A(b)	291,961
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.119%, 7/10/2046, 144A(b)	71,434
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.842%, 6/10/2047, 144A(b)	126,853
465,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	440,343
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044, 144A(b)	197,054
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.423%, 10/15/2030, 144A(b)	191,750
106,361	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1 mo. USD LIBOR + 1.470%, 6.664%, 11/15/2027, 144A(a)	76,580
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1 mo. USD LIBOR + 3.500%, 8.694%, 11/15/2027, 144A(a)(h)(i)	70,800
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1 mo. USD LIBOR + 4.400%, 9.594%, 11/15/2027, 144A(a)(h)(i)	17,500
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	119,831
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.257%, 11/15/2059(b)	102,801
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044, 144A(b)	35,489
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.992%, 6/15/2044, 144A(b)	140,949
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.473%, 12/15/2045(b)	364,375

		3,795,981

	Oil Field Services – 1.2%
180,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	162,633
30,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	29,624

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$ 240,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	$232,263
1,389,375	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,370,271
245,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028, 144A	250,206
395,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	401,021

		2,446,018

	Other REITs – 0.4%
100,000	Service Properties Trust, 3.950%, 1/15/2028	78,317
380,000	Service Properties Trust, 4.750%, 10/01/2026	329,888
330,000	Service Properties Trust, 7.500%, 9/15/2025	324,059

		732,264

	Packaging – 0.4%
259,274	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(d)	210,050
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	145,137
300,000	LABL, Inc., 5.875%, 11/01/2028, 144A	272,844
215,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028, 144A	213,415

		841,446

	Pharmaceuticals – 3.8%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,157,664
915,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	379,725
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	182,457
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	350,185
445,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(e)	24,431
65,000	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	48,100
280,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	243,006
835,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	688,895
485,000	Perrigo Finance Unlimited Co., 4.650%, 6/15/2030	429,178
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	204,394

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$1,400,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	$1,254,464
3,200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,103,450
545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	494,370
220,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	226,717
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	209,616

		7,996,652

	Property & Casualty Insurance – 1.4%
270,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029, 144A	233,063
95,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029	82,004
400,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	346,326
25,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.250%, 10/15/2027, 144A	22,435
440,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	397,312
339,426	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(d)	312,564
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	220,712
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	238,573
650,000	HUB International Ltd., 7.250%, 6/15/2030, 144A	671,190
705,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061, 144A	441,556

		2,965,735

	Refining – 0.4%
55,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	56,855
590,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	568,843
340,000	Parkland Corp., 4.500%, 10/01/2029, 144A	294,950

		920,648

	Restaurants – 1.5%
55,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029, 144A	48,234
85,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029	74,543
1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	1,494,674

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Restaurants – continued
$ 230,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	$205,533
820,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	791,480
575,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	486,737
140,000	Yum! Brands, Inc., 3.625%, 3/15/2031	120,950

		3,222,151

	Retailers – 1.8%
306,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	280,543
715,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	634,651
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	87,971
145,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	137,852
90,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	86,885
365,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	333,971
45,000	Crocs, Inc., 4.125%, 8/15/2031, 144A	36,337
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	481,066
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	114,338
120,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	103,584
305,000	Macy’s Retail Holdings LLC, 5.875%, 4/01/2029, 144A	278,312
200,000	Michaels Cos., Inc., 7.875%, 5/01/2029, 144A	134,758
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	255,967
120,000	Nordstrom, Inc., 4.250%, 8/01/2031	93,540
525,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	439,658
345,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	283,102
30,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	21,910

		3,804,445

	Supermarkets – 0.3%
25,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	23,089

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$ 635,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	$601,665

		624,754

	Technology – 5.7%
575,000	Broadcom, Inc., 4.300%, 11/15/2032	527,436
555,000	Cloud Software Group, Inc., 6.500%, 3/31/2029, 144A	494,161
2,205,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,534,826
160,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029, 144A	141,077
540,000	Elastic NV, 4.125%, 7/15/2029, 144A	465,844
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	122,606
360,000	Gartner, Inc., 3.750%, 10/01/2030, 144A	313,531
475,000	Gen Digital, Inc., 6.750%, 9/30/2027, 144A	473,663
575,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	316,321
480,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	412,430
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	662,401
75,000	Iron Mountain, Inc., 5.250%, 7/15/2030	67,579
225,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	202,737
990,000	Micron Technology, Inc., 6.750%, 11/01/2029	1,029,097
470,000	NCR Corp., 5.000%, 10/01/2028, 144A	419,442
330,000	NCR Corp., 5.125%, 4/15/2029, 144A	292,136
25,000	NCR Corp., 5.250%, 10/01/2030, 144A	21,735
830,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029, 144A	761,950
850,000	Newfold Digital Holdings Group, Inc., 6.000%, 2/15/2029, 144A	637,619
455,000	Open Text Corp., 6.900%, 12/01/2027, 144A	463,204
25,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	21,170
150,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029, 144A	117,907
85,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029	66,814

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	$121,954
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	123,778
135,000	Sabre Global, Inc., 11.250%, 12/15/2027, 144A	114,413
175,000	Seagate HDD Cayman, 4.091%, 6/01/2029	153,951
100,000	Seagate HDD Cayman, 4.875%, 6/01/2027	95,739
375,000	Seagate HDD Cayman, 8.250%, 12/15/2029, 144A	391,676
970,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	829,827
80,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	71,540
100,000	Western Digital Corp., 3.100%, 2/01/2032	74,007
130,000	Western Digital Corp., 4.750%, 2/15/2026	123,827
222,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	192,278

		11,858,676

	Transportation Services – 0.6%
1,310,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	1,186,113

	Wireless – 1.7%
1,285,000	Altice France SA, 5.125%, 1/15/2029, 144A	916,072
610,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	576,084
315,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	274,176
300,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	244,662
225,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	204,872
80,000	SBA Communications Corp., 3.125%, 2/01/2029	67,813
220,000	SBA Communications Corp., 3.875%, 2/15/2027	202,665
1,150,000	SoftBank Group Corp., 4.625%, 7/06/2028	993,830
100,000	Vodafone Group PLC, (fixed rate to 12/04/2050, variable rate thereafter), 5.125%, 6/04/2081	72,592

		3,552,766

	Wirelines – 1.4%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	180,237

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 690,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	$633,255
225,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	219,909
455,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	429,440
450,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	269,889
155,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	99,799
100,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	80,645
330,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	279,943
265,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	227,778
485,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	402,502

		2,823,397

	Total Non-Convertible Bonds (Identified Cost $203,465,111)	177,568,956

Convertible Bonds – 4.2%
	Airlines – 0.5%
865,000	Southwest Airlines Co., 1.250%, 5/01/2025	991,722

	Cable Satellite – 1.3%
340,000	DISH Network Corp., Zero Coupon, 0.000%-33.748%, 12/15/2025(f)	180,639
4,830,000	DISH Network Corp., 3.375%, 8/15/2026	2,451,225

		2,631,864

	Consumer Cyclical Services – 0.3%
660,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(f)	605,029
55,000	Zillow Group, Inc., 1.375%, 9/01/2026	69,162

		674,191

	Consumer Products – 0.1%
260,000	Beauty Health Co., 1.250%, 10/01/2026, 144A	203,938

	Gaming – 0.1%
115,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	142,485

	Healthcare – 0.8%
225,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	291,508

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – continued
$1,655,000	Teladoc Health, Inc., 1.250%, 6/01/2027	$1,315,725

		1,607,233

	Leisure – 0.1%
365,000	NCL Corp. Ltd., 1.125%, 2/15/2027	335,683

	Pharmaceuticals – 0.8%
1,330,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,337,055
495,000	Livongo Health, Inc., 0.875%, 6/01/2025	447,183

		1,784,238

	Technology – 0.2%
355,000	Unity Software, Inc., Zero Coupon, 7.197%-7.662%, 11/15/2026(f)	283,468
65,000	Wolfspeed, Inc., 0.250%, 2/15/2028	49,790
135,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	104,085

		437,343

	Total Convertible Bonds (Identified Cost $12,069,370)	8,808,697

	Total Bonds and Notes (Identified Cost $215,534,481)	186,377,653

Senior Loans – 0.8%
	Media Entertainment – 0.5%
1,030,000	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.353%, 5/03/2028 (a)(j)	986,740

	Leisure – 0.2%
248,718	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(a)(k)	248,173
189,040	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.467%, 10/18/2028(a)(k)	187,150

		435,323

	Property & Casualty Insurance – 0.1%
257,352	USI, Inc., 2022 Incremental Term Loan, 11/22/2029(l)	256,709

	Total Senior Loans (Identified Cost $1,694,400)	1,678,772

Collateralized Loan Obligations – 1.4%
670,000	AIG CLO LLC, Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.500%, 11.750%, 7/20/2034, 144A(a)	625,718

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD LIBOR + 6.600%, 11.850%, 12/19/2032, 144A(a)	$216,385
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.250%, 11.500%, 7/02/2035, 144A(a)	637,720
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.050%, 11.310%, 10/15/2034, 144A(a)	510,875
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD LIBOR + 6.150%, 11.410%, 1/15/2035, 144A(a)	317,783
275,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.500%, 11.762%, 10/18/2034, 144A(a)	242,437
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.150%, 11.400%, 1/20/2035, 144A(a)	278,273

	Total Collateralized Loan Obligations (Identified Cost $3,050,000)	2,829,191

Shares
Preferred Stocks – 0.2%
Convertible Preferred Stocks – 0.2%
	Technology – 0.2%
11,038	Clarivate PLC, Series A, 5.250% (Identified Cost $821,947)	453,110

Common Stocks – 0.6%
	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(h)	2,042

	Media – 0.1%
68,328	Altice USA, Inc., Class A(h)	206,350

	Oil, Gas & Consumable Fuels – 0.5%
2,801	Battalion Oil Corp.(h)	15,994
5,003	Canadian Natural Resources Ltd.	281,469
2,801	Diamondback Energy, Inc.	367,939
1,617	EOG Resources, Inc.	185,050
458	Pioneer Natural Resources Co.	94,888

		945,340

	Professional Services – 0.0%
265	Clarivate PLC(h)	2,525

	Total Common Stocks (Identified Cost $2,597,145)	1,156,257

Warrants – 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(h)(i)	—
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(h)(i)	—

	Total Warrants (Identified Cost $35,226)	—

Principal Amount	Description	Value (†)
Short-Term Investments – 6.5%
$3,480,051	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $3,480,718 on 7/03/2023 collateralized by $4,105,500 U.S. Treasury Note, 0.500% due 5/31/2027 valued at $3,549,733 including accrued interest(m)	$3,480,051
10,330,000	U.S. Treasury Bills, 5.170%-5.210%, 10/17/2023(n)(o)	10,171,532

	Total Short-Term Investments (Identified Cost $13,649,897)	13,651,583

	Total Investments – 98.9% (Identified Cost $237,383,096)	206,146,566
	Other assets less liabilities – 1.1%	2,330,604

	Net Assets – 100.0%	$208,477,170

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.

(c)	Perpetual bond with no specified maturity date.
(d)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2023, interest payments were made in cash.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2023, interest payments were made in principal.

(h)	Non-income producing security.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(l)	Position is unsettled. Contract rate was not determined at June 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $136,088,485 or 65.3% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$222,105	$—	$222,105
Non-Agency Commercial Mortgage-Backed Securities	—	3,707,681	88,300	3,795,981
All Other Non-Convertible Bonds(a)	—	173,550,870	—	173,550,870

Total Non-Convertible Bonds	—	177,480,656	88,300	177,568,956

Convertible Bonds(a)	—	8,808,697	—	8,808,697

Total Bonds and Notes	—	186,289,353	88,300	186,377,653

Senior Loans(a)	—	1,678,772	—	1,678,772
Collateralized Loan Obligations	—	2,829,191	—	2,829,191
Preferred Stocks(a)	453,110	—	—	453,110
Common Stocks(a)	1,156,257	—	—	1,156,257
Warrants	—	—	—	—
Short-Term Investments	—	13,651,583	—	13,651,583

Total Investments	$1,609,367	$204,448,899	$88,300	$206,146,566

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or June 30, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage-Backed Securities	129,288	—	—	(40,988)	—	—	—	—	88,300	(40,988)
Warrants	107	—	—	(107)	—	—	—	—	—	(107)

Total	$129,395	$—	$—	$(41,095)	$—	$—	$—	$—	$88,300	$(41,095)

Industry Summary at June 30, 2023 (Unaudited)

Cable Satellite	9.1%
Independent Energy	6.8
Technology	6.1
Midstream	5.3
Pharmaceuticals	4.6
Leisure	4.0
Finance Companies	3.8
Automotive	3.5
Gaming	3.4
Consumer Cyclical Services	3.0
Banking	2.7
Metals & Mining	2.7
Healthcare	2.6
Building Materials	2.5
Financial Other	2.0
Other Investments, less than 2% each	28.9
Short-Term Investments	6.5
Collateralized Loan Obligations	1.4

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%